SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 1,425,588
2026	1,444,372
2027	1,417,804
2028	1,368,842
2029	1,167,352
Thereafter	3,310,319
Total undiscounted cash flows	$ 10,134,277
Weighted-average remaining lease terms	6 years 7 months 6 days	6 years 7 months 6 days
Weighted-average discount rate	7.00%	7.00%
Lease liabilities—total	$ 8,299,887
Lease liabilities—current	975,210	$ 572,230
Lease liabilities—long-term	7,324,677	$ 5,689,535
Difference between undiscounted and discounted cash flows	$ 1,834,390